Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 9,337,281,072	$ 8,334,643,410
Investments in fully benefit-responsive investment contracts, at contract value	230,842,893	254,897,683
Total investments	9,568,123,965	8,589,541,093
Receivables:
Employer contributions	7,833,526	8,208,723
Employee contributions	9,584,182	9,779,529
Notes receivable from participants	47,578,351	46,022,222
Total receivables	64,996,059	64,010,474
Net assets available for benefits	$ 9,633,120,024	$ 8,653,551,567